Share-based Compensation - Summary of Restricted Shares Activities (Details) - Restricted Stock [Member] - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares, Beginning balance	14,500	0
Restricted shares, Awarded	10,428	14,500
Restricted shares, Vested	0	0
Restricted shares, Ending balance	24,928	14,500
Restricted weighted-average grant date fair value, Beginning balance	$ 0.21	$ 0
Restricted weighted-average grant date fair value, Awarded	0.26	0.21
Restricted weighted-average grant date fair value, Vested	0	0
Restricted weighted-average grant date fair value, Ending balance	$ 0.23	$ 0.21